Concentrations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentrations [Abstract]
Schedule of Suppliers Percentage of Cost	The table below represents a breakdown of each supplier as a percentage of the cost incurred (Suppliers are shown from largest to smallest and does not necessarily represent the same suppliers period over period):
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
Supplier 1	28%	33%
Supplier 2	26%	24%
Supplier 3	12%	8%
	66%	65%
The table below represents a breakdown of each supplier as a percentage of the cost incurred (Suppliers are shown from largest to smallest and does not necessarily represent the same suppliers period over period):
	December 31, 2023	December 31, 2022
Supplier 1	32%	39%
Supplier 2	29%	14%
Supplier 3	12%	11%
	73%	64%